COMMITMENTS AND CONTINGENCIES (Tables)	12 Months Ended
Dec. 31, 2012
COMMITMENTS AND CONTINGENCIES [Abstract]
Schedule of Future Minimum Payments Under Operating Leases
	2013	2014	2015	2016	Thereafter	Total
Operating leases	$ 2,237	$ 1,833	$ 1,833	$ 1,833	$ 357	$ 8,093